BUSINESS COMBINATION (Details) - PlentyOfFish - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Oct. 28, 2015	Jun. 30, 2016	Dec. 31, 2015
Business Acquisition
Cash acquisition price	$ 574.1
Working capital adjustment		$ 0.9
Revenue			$ 8.0
Net earnings			$ 0.7